Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2019	2018	2017
A	47%	69%	72%
B	31%	—	—
C	16%	18%	19%
Total	94%	87%	91%